Equity Investments (Details) $ in Thousands		6 Months Ended
	May 20, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	May 11, 2020 shares	Apr. 07, 2020 shares	Oct. 12, 2018 USD ($) shares
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments		$ 47,521		$ 24,116
Equity Method Investment, Aggregate Cost							$ 100,000
Stockholders Equity Note, Reverse Stock Split Conversion Ratio		10
Investment Owned, Balance, Shares | shares		2,160,000				5,400,000
Investment Owned, Balance, Pre-split shares | shares							54,100,000
Equity Method Investment, Ownership Percentage							10.90%
Fair Value, Option, Changes in Fair Value, Gain (Loss)		$ 23,405
Equity Investment Sale | shares					2,250,000
Payments for (Proceeds from) Investments		431	$ 656
Proceeds from Sale of Equity Method Investments	$ 42,700	$ 63,377	$ 42,711